Note 13 - Sale of 50% Membership Interest in GB Sciences Louisiana, LLC (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Notes Tables
Schedule of Note Receivable with Imputed Interest [Table Text Block]
November 15, 2019 Note Receivable	Note Payments
June 1, 2020	$500,000
September 1, 2020	750,000
December 1, 2020	1,000,000
March 1, 2020	1,250,000
June 1, 2021	1,500,000
September 1, 2021	1,500,000
December 1, 2021	1,500,000
Total proceeds	8,000,000
Discount on note receivable	(1,389,408)
Net present value	$6,610,592

Schedule of Deconsolidation [Table Text Block]
As of
Gain on Deconsolidation	November 15, 2019
Present value of promissory note	$6,610,592
Carrying amount of non-controlling interest	8,707,651
Total	15,318,243

Carrying amount of assets	14,715,798
Carrying amount of liabilities	(3,790,797)
Net assets deconsolidated	10,925,001
Gain on deconsolidation	$4,393,242

Schedule of Gain (Loss) on Notes Receivable Modification [Table Text Block]
August 24, 2020 Modification	March 31, 2020
Total cash payments to be made by October 15, 2020	$4,900,000
Liabilities to be forgiven upon receipt of October 15, 2020 payment	324,423
Total receivable (as modified)	5,224,423

Carrying value of note receivable as of March 31, 2020	6,969,720
Accrued interest as of March 31, 2020	150,137
Total amount receivable (prior to modification)	7,119,857

Loss on modification of note receivable	$(1,895,434)